Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Set forth below is information about the relationship between “compensation actually paid” to our NEOs and certain financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Compensation Discussion and Analysis” beginning on page 38.

							Value of Initial Fixed $100
							Investment Based on:
			Average
			Summary		Average
	Summary		Compensation		Compensation		Altria	Peer Group
	Compensation	Compensation	Table Total		Actually Paid		Total	Total		Adjusted
	Table Total	Actually Paid	for Non-CEO		to Non-CEO		Shareholder	Shareholder	Net	Diluted
	for CEO	to CEO (1)	NEOs (2)		NEOs (2)		Return	Return (3)	Income (4)	EPS (5)
Year	($)	($)	($)		($)		($)	($)	($ in millions)	($)
2025	24,561,180	27,713,212	7,651,544		7,756,023		208.24	135.97	6,947	5.42
2024	26,788,612	24,949,438	5,414,614	(6)	6,969,475	(6)	176.17	125.52	11,264	5.19
2023	18,528,628	14,405,880	5,705,089		4,627,220		125.06	121.25	8,130	5.01
2022	16,199,700	18,053,441	5,304,553		5,884,220		129.70	126.72	5,764	4.87
2021	12,626,972	14,938,175	3,917,487		4,933,885		124.26	116.18	2,475	4.64

(1)

The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. For 2025, the following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
				Change in		Prior-Year
			Value	Fair Value for		Fair Value
			for Outstanding	Outstanding	Change in	for Forfeited
	Grant Date Fair	Change in	Awards	Awards	Fair Value	Awards	Dividend	Pension
	Value of Equity	Pension	Granted This	Granted in	for Vested	Granted in any	Equivalents	Service
	Awards (b)	Value (c)	Year (d)	Prior Years (e)	Awards (f)	Prior Year (g)	Paid (h)	Costs (i)
Year	($)	($)	($)	($)	($)	($)	($)	($)
CEO Adjustments	9,350,079	4,935,823	9,885,536	2,953,365	1,163,944	—	1,102,047	2,333,042
Average Non-CEO NEOs Adjustments	2,453,822	2,228,526	2,546,397	743,531	522,061	—	355,492	619,345

(a)

Fair values shown apply updated assumptions from the grant date assumptions described in Note 11 “Stock Plans” to our consolidated financial statements included in our 2025 Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of the last day of 2025 or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of 2025 or, if earlier, the vesting date.

(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for 2025 from December 31, 2024 to December 31, 2025.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during 2025.
(e)	For awards granted before 2025, reflects the change in fair value between the end of 2024 and 2025 for outstanding and unvested awards.
(f)	For awards that vested, reflects the change in fair value between the end of 2024 and the vest date.
(g)	Reflects the fair value as of the end of 2024 for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.
(2)

The non-CEO NEOs included in the 2025 average compensation are Salvatore Mancuso, Jody L. Begley, Heather A. Newman and Charles N. Whitaker. The non-CEO NEOs included in the 2024 average compensation are Salvatore Mancuso, Jody L. Begley, Robert A. McCarter III and Heather A. Newman. The non-CEO NEOs included in the 2021, 2022 and 2023 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman.

(3)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2025 Form 10-K.
(4)	Net income represents net earnings attributable to Altria as disclosed in the applicable year’s Annual Report on Form 10-K.
(5)

Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

(6)	Reflects a correction from the amount disclosed in the Proxy Statement for our 2025 Annual Meeting.

Company Selected Measure Name	Adjusted diluted EPS
Named Executive Officers, Footnote
(2)

The non-CEO NEOs included in the 2025 average compensation are Salvatore Mancuso, Jody L. Begley, Heather A. Newman and Charles N. Whitaker. The non-CEO NEOs included in the 2024 average compensation are Salvatore Mancuso, Jody L. Begley, Robert A. McCarter III and Heather A. Newman. The non-CEO NEOs included in the 2021, 2022 and 2023 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman.

Peer Group Issuers, Footnote
(3)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2025 Form 10-K.

PEO Total Compensation Amount	$ 24,561,180	$ 26,788,612	$ 18,528,628	$ 16,199,700	$ 12,626,972
PEO Actually Paid Compensation Amount	$ 27,713,212	24,949,438	14,405,880	18,053,441	14,938,175
Adjustment To PEO Compensation, Footnote

							Value of Initial Fixed $100
							Investment Based on:
			Average
			Summary		Average
	Summary		Compensation		Compensation		Altria	Peer Group
	Compensation	Compensation	Table Total		Actually Paid		Total	Total		Adjusted
	Table Total	Actually Paid	for Non-CEO		to Non-CEO		Shareholder	Shareholder	Net	Diluted
	for CEO	to CEO (1)	NEOs (2)		NEOs (2)		Return	Return (3)	Income (4)	EPS (5)
Year	($)	($)	($)		($)		($)	($)	($ in millions)	($)
2025	24,561,180	27,713,212	7,651,544		7,756,023		208.24	135.97	6,947	5.42
2024	26,788,612	24,949,438	5,414,614	(6)	6,969,475	(6)	176.17	125.52	11,264	5.19
2023	18,528,628	14,405,880	5,705,089		4,627,220		125.06	121.25	8,130	5.01
2022	16,199,700	18,053,441	5,304,553		5,884,220		129.70	126.72	5,764	4.87
2021	12,626,972	14,938,175	3,917,487		4,933,885		124.26	116.18	2,475	4.64

(1)

The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. For 2025, the following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
				Change in		Prior-Year
			Value	Fair Value for		Fair Value
			for Outstanding	Outstanding	Change in	for Forfeited
	Grant Date Fair	Change in	Awards	Awards	Fair Value	Awards	Dividend	Pension
	Value of Equity	Pension	Granted This	Granted in	for Vested	Granted in any	Equivalents	Service
	Awards (b)	Value (c)	Year (d)	Prior Years (e)	Awards (f)	Prior Year (g)	Paid (h)	Costs (i)
Year	($)	($)	($)	($)	($)	($)	($)	($)
CEO Adjustments	9,350,079	4,935,823	9,885,536	2,953,365	1,163,944	—	1,102,047	2,333,042
Average Non-CEO NEOs Adjustments	2,453,822	2,228,526	2,546,397	743,531	522,061	—	355,492	619,345

(a)

Fair values shown apply updated assumptions from the grant date assumptions described in Note 11 “Stock Plans” to our consolidated financial statements included in our 2025 Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of the last day of 2025 or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of 2025 or, if earlier, the vesting date.

(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for 2025 from December 31, 2024 to December 31, 2025.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during 2025.
(e)	For awards granted before 2025, reflects the change in fair value between the end of 2024 and 2025 for outstanding and unvested awards.
(f)	For awards that vested, reflects the change in fair value between the end of 2024 and the vest date.
(g)	Reflects the fair value as of the end of 2024 for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.

Non-PEO NEO Average Total Compensation Amount	$ 7,651,544	5,414,614	5,705,089	5,304,553	3,917,487
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,756,023	6,969,475	4,627,220	5,884,220	4,933,885
Adjustment to Non-PEO NEO Compensation Footnote

							Value of Initial Fixed $100
							Investment Based on:
			Average
			Summary		Average
	Summary		Compensation		Compensation		Altria	Peer Group
	Compensation	Compensation	Table Total		Actually Paid		Total	Total		Adjusted
	Table Total	Actually Paid	for Non-CEO		to Non-CEO		Shareholder	Shareholder	Net	Diluted
	for CEO	to CEO (1)	NEOs (2)		NEOs (2)		Return	Return (3)	Income (4)	EPS (5)
Year	($)	($)	($)		($)		($)	($)	($ in millions)	($)
2025	24,561,180	27,713,212	7,651,544		7,756,023		208.24	135.97	6,947	5.42
2024	26,788,612	24,949,438	5,414,614	(6)	6,969,475	(6)	176.17	125.52	11,264	5.19
2023	18,528,628	14,405,880	5,705,089		4,627,220		125.06	121.25	8,130	5.01
2022	16,199,700	18,053,441	5,304,553		5,884,220		129.70	126.72	5,764	4.87
2021	12,626,972	14,938,175	3,917,487		4,933,885		124.26	116.18	2,475	4.64

(1)

The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. For 2025, the following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
				Change in		Prior-Year
			Value	Fair Value for		Fair Value
			for Outstanding	Outstanding	Change in	for Forfeited
	Grant Date Fair	Change in	Awards	Awards	Fair Value	Awards	Dividend	Pension
	Value of Equity	Pension	Granted This	Granted in	for Vested	Granted in any	Equivalents	Service
	Awards (b)	Value (c)	Year (d)	Prior Years (e)	Awards (f)	Prior Year (g)	Paid (h)	Costs (i)
Year	($)	($)	($)	($)	($)	($)	($)	($)
CEO Adjustments	9,350,079	4,935,823	9,885,536	2,953,365	1,163,944	—	1,102,047	2,333,042
Average Non-CEO NEOs Adjustments	2,453,822	2,228,526	2,546,397	743,531	522,061	—	355,492	619,345

(a)

Fair values shown apply updated assumptions from the grant date assumptions described in Note 11 “Stock Plans” to our consolidated financial statements included in our 2025 Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of the last day of 2025 or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of 2025 or, if earlier, the vesting date.

(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for 2025 from December 31, 2024 to December 31, 2025.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during 2025.
(e)	For awards granted before 2025, reflects the change in fair value between the end of 2024 and 2025 for outstanding and unvested awards.
(f)	For awards that vested, reflects the change in fair value between the end of 2024 and the vest date.
(g)	Reflects the fair value as of the end of 2024 for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

(1)	Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group

Tabular List, Table

The following table lists the most important performance measures that Altria used to link company performance to compensation actually paid to the NEOs for the most recently completed fiscal year. The first five items listed are financial performance measures. Strategic initiatives are non-financial performance measures that are defined by the Committee with respect to awards under the cash-based annual incentive award and LTIP programs.

Most Important Performance Measures
Adjusted Diluted EPS (1)
Adjusted Discretionary Cash Flow (1)
Total Adjusted OCI (1)
Cash Conversion (1)
Relative TSR
Strategic Initiatives
(1)

Adjusted diluted EPS, adjusted discretionary cash flow, total adjusted OCI and cash conversion are non-GAAP financial measures. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures.

Total Shareholder Return Amount	$ 208.24	176.17	125.06	129.7	124.26
Peer Group Total Shareholder Return Amount	135.97	125.52	121.25	126.72	116.18
Net Income (Loss)	$ 6,947,000,000	$ 11,264,000,000	$ 8,130,000,000	$ 5,764,000,000	$ 2,475,000,000
Company Selected Measure Amount | $ / shares	5.42	5.19	5.01	4.87	4.64
PEO Name	William F. Gifford, Jr
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS (1)
Non-GAAP Measure Description
(5)

Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

(6)	Reflects a correction from the amount disclosed in the Proxy Statement for our 2025 Annual Meeting.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Discretionary Cash Flow (1)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Adjusted OCI (1)
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Conversion (1)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Strategic Initiatives
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,935,823)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,333,042
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,350,079)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,885,536
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,953,365
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,163,944
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,047
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,228,526)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	619,345
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,453,822)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,546,397
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	743,531
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,061
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 355,492